Contractual Obligations (Details) - Schedule of Contractual Obligations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contractual Obligations [Abstract]
Less than one year	$ 90	$ 156
Years 2-5	53	60
Total contractual obligations	$ 143	$ 216